Summary of Principal Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Summary of Principal Accounting Policies [Line Items]
Revenues	$ 7,736,200	$ 8,691,600
Contract liabilities	2,347,100		$ 2,095,500
Net losses	(2,477,900)	(1,935,700)
Accumulated deficits	(28,815,500)		$ (26,337,600)
Working capital	7,400,000
Cash	6,800,000
Deposited	6,800,000
Bank accounts	$ 100,000
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Accounts receivable percentage	24.90%		38.30%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Accounts receivable percentage	10.60%		15.70%
Content licensing business [Member]
Summary of Principal Accounting Policies [Line Items]
Revenues	$ 511,100